SCHEDULE OF SALES OF FUTURE RECEIPTS (Details) - USD ($)	12 Months Ended
	Oct. 16, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales Of Future Receipts
Opening Balance January		$ 1,467,899
Payment received in the year		1,478,776	1,437,142
Repayments in receipts in the year	$ 2,803,273	(3,564,283)	(532,285)
Interest expense for the year		2,306,044	563,042
Other current payables		$ 1,688,435	$ 1,467,899